Revenue -Summary of revenue from contracts with customers and geographical location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 24,167,888	$ 17,207,362	$ 22,852,263
EGYPT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,199,075	13,545,819	20,970,829
Gulf Cooperation Council
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,968,813	3,661,543	1,881,434
Business to business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,267,282	12,975,199	16,636,471
Business to customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,900,606	$ 4,232,163	$ 6,215,792